Research, Development & Engineering (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research, Development & Engineering
RD&E expense	$ 5,989	$ 5,379	$ 5,590
Scientific research, application of scientific advances, services and application	5,657	5,027	5,170
Software-related expenses	3,541	3,050	3,145
Product-related engineering expenses	$ 334	$ 352	$ 420